Segment analysis (Tables)	12 Months Ended
Dec. 31, 2025
Segment analysis
Schedule of reconciliation of (loss)/profit for the year to Adjusted EBITDA

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Profit/(loss) for the year	11	(3)	(50)
Income tax (credit)/charge (note 7)	(7)	13	(21)
Net finance expense (note 6)	240	192	147
Depreciation and amortization (notes 10, 11)	463	449	418
Exceptional operating items (note 5)	32	21	106
Adjusted EBITDA	739	672	600

Schedule of segment results

The segment results for the year ended December 31, 2025 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	2,307	3,190	5,497
Adjusted EBITDA	272	467	739
Capital expenditure	96	88	184
Segment assets	2,740	2,939	5,679

The segment results for the year ended December 31, 2024 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	2,161	2,747	4,908
Adjusted EBITDA	257	415	672
Capital expenditure	76	103	179
Segment assets	2,589	2,873	5,462

The segment results for the year ended December 31, 2023 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	2,030	2,782	4,812
Adjusted EBITDA	211	389	600
Capital expenditure	155	223	378
Segment assets	2,648	3,021	5,669

Schedule of revenue by geographic area

	Year ended December 31,
	2025	2024	2023
Revenue	$’m	$’m	$’m
U.S.	2,552	2,122	2,307
UK	551	509	495

Schedule of disaggregation of revenue

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2025:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	2,275	7	25	2,307
Americas	–	2,707	483	3,190
Group	2,275	2,714	508	5,497

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2024:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	2,134	3	24	2,161
Americas	–	2,295	452	2,747
Group	2,134	2,298	476	4,908

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2023:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	2,010	7	13	2,030
Americas	–	2,311	471	2,782
Group	2,010	2,318	484	4,812

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Over time	4,367	3,876	3,831
Point in time	1,130	1,032	981
Total	5,497	4,908	4,812